STOCKHOLDER'S EQUITY	12 Months Ended
Jan. 29, 2012
STOCKHOLDER'S EQUITY

NOTE 11 — STOCKHOLDER’S EQUITY

Common Stock

The Company is authorized to issue 1,000 shares of common stock, par value $0.01 per share. As of January 29, 2012 and January 30, 2011, 1,000 shares were issued and outstanding.

Accumulated Other Comprehensive Income (Loss)

As of January 29, 2012 and January 30, 2011 accumulated other comprehensive income (loss) is comprised of $(2) million and $(1) million, respectively, of cumulative foreign currency translation adjustments, net.